Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 64.1% (b)(c)(d)
Automobiles and Components 3.7%
American Axle and Manufacturing, Inc., 1st Lien Term Loan, 3M SOFR + 3.25%, 6.91%, 02/03/2033	$3,267	$3,248
Clarios Global, LP, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 05/06/2030	2,770	2,759
Tenneco, Inc., 1st Lien Term Loan, 3M SOFR + 4.75%, 8.51%, 11/17/2028	995	967
Tenneco, Inc., 1st Lien Term Loan, 3M SOFR + 5.00%, 8.76%, 11/17/2028	3,000	2,920
Wand NewCo 3, Inc., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 01/30/2031	1,946	1,928
		11,822
Capital Goods 10.6%
Crown Subsea Communications Holding, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 6.67%, 01/30/2031	5,090	5,099
Kaman Corp., 1st Lien Delay Draw Term Loan, 02/26/2032 (h)	42	42
Kaman Corp., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.20%, 02/26/2032	2,273	2,273
Kodiak Building Partners, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 7.42%, 12/04/2031	3,173	3,171
Madison IAQ, LLC, 1st Lien Term Loan, 6M SOFR + 2.50%, 6.13%, 06/21/2028	670	669
Madison IAQ, LLC, 1st Lien Term Loan, 6M SOFR + 2.75%, 6.38%, 11/08/2032	3,342	3,346
Osmosis Buyer Ltd., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.16%, 07/31/2028	3,466	3,456
Pinnacle Buyer, LLC, 1st Lien Delay Draw Term Loan, 10/01/2032 (h)	—	—
Pinnacle Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.18%, 10/01/2032	1,673	1,674
Signature Aviation U.S Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.17%, 07/01/2031	2,235	2,237
Specialty Building Products Holdings, LLC, 1st Lien Term Loan, 10/16/2028 (e)	1,496	1,267
TransDigm, Inc., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 02/28/2031	3,433	3,432
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.17%, 02/16/2028	2,747	2,745
White Cap Supply Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 6.92%, 10/19/2029	2,963	2,843
Wilsonart, LLC, 1st Lien Term Loan, 3M SOFR + 4.25%, 7.95%, 08/05/2031	1,970	1,709
		33,963
Commercial and Professional Services 2.9%
GFL Environmental Services, Inc., 1st Lien Term Loan (Canada), 3M SOFR + 2.50%, 6.17%, 03/03/2032	3,294	3,292
iSolved, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.42%, 10/15/2030	2,491	2,368
Openlane, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.14%, 10/08/2032	1,995	1,992
Pye-Barker Fire and Safety, LLC, 1st Lien Delay Draw Term Loan, 12/16/2032 (h)	—	—
Pye-Barker Fire and Safety, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.21%, 12/16/2032	1,740	1,742
		9,394
Consumer Distribution and Retail 2.6%
EG America, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 6.92%, 02/10/2031	3,500	3,498
Peer Holding III B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 2.50%, 6.20%, 10/28/2030	4,912	4,900
		8,398
Consumer Services 8.0%
Century De Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 6.67%, 10/30/2030	2,485	2,411
Electronic Arts, Inc., 1st Lien Term Loan, 03/24/2033 (e)	2,500	2,484
Fertitta Entertainment, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 6.92%, 01/27/2029	2,977	2,915
Golden State Food, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 7.20%, 12/04/2031	3,500	3,500
Herschend Entertainment Company, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 05/27/2032	2,482	2,483
IRB Holding Corp., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 12/15/2030	1,953	1,947
Mister Car Wash Holdings, Inc., 03/27/2031 (e)	2,000	1,976
Ontario Gaming GTA LP, 1st Lien Term Loan (Canada), 08/01/2030 (e)	997	933
SGH2, LLC, 1st Lien Term Loan, 08/18/2032 (e),(f)	2,500	2,453
Turquoise Topco, Ltd., 1st Lien Term Loan, 1M SOFR + 3.25%, 6.95%, 12/30/2032	2,500	2,417
Wash Multifamily Parent, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 6.92%, 09/10/2032	2,250	2,254
		25,773
Energy 3.4%
Freeport LNG Investments, LLLP, 1st Lien Term Loan, 3M SOFR + 3.25%, 6.89%, 02/11/2033	6,000	5,995
Pasadena Performance Products, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 6.95%, 02/27/2032 (f)	2,594	2,568

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (Continued)
Prairie ECI Acquiror LP, 1st Lien Term Loan, 1M SOFR + 3.25%, 6.92%, 08/01/2029	$341	$341
TransMontaigne Operating Company, LP, 1st Lien Term Loan, 1M SOFR + 2.25%, 5.92%, 03/18/2030	2,080	2,075
		10,979
Financial Services 3.2%
Athena Holdco SAS, 1st Lien Term Loan (France), 3M EURIBOR + 3.00%, 5.13%, 04/14/2031	€2,020	2,301
Blackfin Pipeline, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 6.68%, 09/29/2032	$1,496	1,503
Heritage Environmental Services, Inc., 1st Lien Term Loan, 03/17/2033 (e),(f)	1,500	1,500
Paysafe Holdings U.S. Corp., 1st Lien Term Loan, 06/28/2028 (e)	2,994	2,739
Siaci Saint Honore, 1st Lien Term Loan (France), 3M EURIBOR + 3.25%, 5.38%, 07/26/2032	€2,000	2,281
		10,324
Food and Beverage 1.1%
Primo Brands Corporation, 1st Lien Term Loan, 03/31/2031 (e)	$3,500	3,504

Healthcare Equipment and Services 7.1%
Argent Bidco SAS, 1st Lien Term Loan (France), 11/12/2032 (e)	€500	576
Bausch & Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 3.75%, 7.42%, 01/15/2031	$1,955	1,957
CNT Holdings I Corp., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.17%, 11/08/2032	2,378	2,375
Confluent Medical Technologies, Inc., 1st Lien Term Loan, 3M SOFR + 3.00%, 6.70%, 02/16/2029	2,456	2,452
Ensemble RCM, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 6.66%, 02/09/2033	3,500	3,455
Gainwell Acquisition Corp., 1st Lien Term Loan, 3M SOFR + 4.00%, 7.80%, 10/01/2027	3,721	3,606
Mamba Purchaser, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.42%, 10/14/2031	2,723	2,724
Project Ruby Ultimate Parent Corp., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.53%, 03/10/2028	1,990	1,979
Resonetics, LLC, 1st Lien Term Loan, 06/18/2031 (e)	1,000	995
Resonetics, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 6.42%, 06/18/2031	2,597	2,583
		22,702
Insurance 0.6%
Acrisure, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 6.67%, 11/06/2030	1,973	1,908

Materials 1.8%
Ahlstrom-Munksjo Holding 3 Oy, 1st Lien Term Loan (Finland), 3M SOFR + 4.25%, 8.21%, 05/23/2030	3,720	3,677
WR Grace Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 6.70%, 08/19/2032	1,995	1,986
		5,663
Pharmaceuticals, Biotechnology and Life Sciences 2.6%
Alkermes, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.42%, 08/12/2031	2,000	2,014
Bausch Health Companies, Inc., 1st Lien Term Loan (Canada), 1M SOFR + 6.25%, 9.92%, 10/08/2030	1,990	1,918
Genmab AS, 1st Lien Term Loan (Denmark), 3M SOFR + 3.00%, 6.70%, 12/10/2032	2,438	2,444
Precision Medicine Group, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.17%, 08/20/2032	1,990	1,985
		8,361
Software and Services 6.6%
Access CIG, LLC, 1st Lien Term Loan, 1M SOFR + 4.00%, 7.70%, 08/19/2030	2,200	1,979
BEP Intermediate Holdco, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 6.42%, 04/25/2031 (f)	4,024	4,014
Darktrace Finco US, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 6.90%, 10/09/2031	1,990	1,901
Databricks, Inc., 1st Lien Delay Draw Term Loan, 01/03/2031 (h),(f)	—	—
Databricks, Inc., 1st Lien Delay Draw Term Loan, 01/05/2032 (h),(f)	—	—
Databricks, Inc., 1st Lien Term Loan, 01/05/2032 (e),(f)	4,507	4,507
ECI Macola Max Holding, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 6.45%, 05/09/2030	1,990	1,942
McAfee Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 6.67%, 03/01/2029	2,216	1,972
Proofpoint, Inc., 1st Lien Term Loan, 3M SOFR + 3.00%, 6.70%, 08/31/2028	2,494	2,410
Rithum Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 4.75%, 8.45%, 07/21/2032	2,494	2,366
		21,091
Sports, Media and Entertainment 4.5%
Dorna Sports SL, 1st Lien Term Loan (Spain), 6M EURIBOR + 2.75%, 4.87%, 08/18/2032	€1,000	1,152

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (Continued)
Gray Media, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 6.78%, 12/01/2028	$3,971	$3,969
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 03/18/2033 (e)	2,500	2,470
OVG Business Services, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 6.67%, 06/25/2031	3,982	3,972
Virgin Media Bristol, LLC, 1st Lien Term Loan, 6M SOFR + 3.18%, 7.05%, 03/31/2031	3,000	2,728
		14,291
Telecommunication Services 1.4%
Delta TopCo, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.42%, 11/30/2029	2,000	1,931
QualityTech, LP, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.16%, 11/04/2031 (f)	2,475	2,463
		4,394
Utilities 4.0%
Astoria Energy, LLC, 1st Lien Term Loan, 1M SOFR + 2.25%, 5.92%, 06/23/2032	1,812	1,813
CPV Fairview, LLC, 08/14/2031 (e)	381	379
Hamilton Projects Acquiror, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.17%, 05/30/2031	3,254	3,257
Indeck Niles, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 6.42%, 03/09/2033 (f)	4,000	3,995
South Field, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 6.70%, 08/29/2031	3,246	3,248
		12,692
Total Senior Loans (Cost: $207,268)		205,259

Corporate Bonds 57.0%
Automobiles and Components 0.7%
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)	500	511
ZF North America Capital, Inc., 7.50%, 03/24/2031 (d)	1,750	1,717
		2,228
Capital Goods 7.4%
AECOM, 6.00%, 08/01/2033 (d)	927	923
ARC Falcon I, Inc., 9.75%, 03/01/2033 (d)	3,000	2,888
Bombardier, Inc., (Canada), 6.75%, 06/15/2033 (d)	1,000	1,033
Bombardier, Inc., (Canada), 8.75%, 11/15/2030 (d)	2,500	2,659
Builders FirstSource, Inc., 6.75%, 05/15/2035 (d)	2,500	2,496
Gates Corp., 6.88%, 07/01/2029 (d)	2,250	2,308
OneSky Flight, LLC, 8.88%, 12/15/2029 (d)	3,000	3,096
SPX FLOW, Inc., 8.75%, 04/01/2030 (d)	2,500	2,554
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	3,000	3,001
United Rentals, Inc., 6.13%, 03/15/2034 (d)	2,000	2,024
Wilsonart, LLC, 11.00%, 08/15/2032 (d)	1,000	725
		23,707
Consumer Distribution and Retail 0.8%
Asurion, LLC, 8.38%, 02/01/2034 (d)	2,750	2,664

Consumer Services 5.3%
Light and Wonder International, Inc., 6.25%, 10/01/2033 (d)	2,750	2,694
Light and Wonder International, Inc., 7.50%, 09/01/2031 (d)	1,250	1,283
MGM Resorts International, 6.50%, 04/15/2032	2,500	2,520
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/2034 (d),(g)	1,000	1,048
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (d)	2,500	2,494
Rivers Enterprise Borrower, LLC, 6.63%, 02/01/2033 (d)	1,000	992
Six Flags Entertainment Corp., 8.63%, 01/15/2032 (d)	2,529	2,535
Station Casinos, LLC, 6.63%, 03/15/2032 (d)	3,500	3,514
		17,080
Energy 11.4%
Ascent Resources - Utica, LLC, 6.63%, 07/15/2033 (d)	2,500	2,544

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (Continued)
Blue Racer Midstream, LLC, 7.00%, 07/15/2029 (d)	$1,500	$1,549
DCP Midstream Operating, LP, 8.13%, 08/16/2030	3,330	3,795
Kodiak Gas Services, LLC, 6.75%, 10/01/2035 (d)	2,500	2,540
Nabors Industries, Inc., 7.63%, 11/15/2032 (d)	550	561
Nabors Industries, Inc., 9.13%, 01/31/2030 (d)	3,000	3,149
Occidental Petroleum Corp., 8.88%, 07/15/2030	3,500	3,982
Sunoco, LP, 6.63%, 08/15/2032 (d)	2,000	2,031
Sunoco, LP, 7.25%, 05/01/2032 (d)	3,125	3,233
Tallgrass Energy Partners, LP, 7.38%, 02/15/2029 (d)	2,500	2,572
TransMontaigne Partners, LLC, 8.50%, 06/15/2030 (d)	2,750	2,779
Transocean, Inc., (Cayman Islands), 7.88%, 10/15/2032 (d)	1,500	1,602
Transocean, Inc., (Cayman Islands), 8.75%, 02/15/2030 (d)	525	546
VoltaGrid, LLC, 7.38%, 11/01/2030 (d)	1,000	1,033
Williams Cos., Inc., 8.75%, 03/15/2032	4,000	4,749
		36,665
Equity Real Estate Investment Trusts (REITs) 1.3%
Iron Mountain, Inc., 7.00%, 02/15/2029 (d)	4,000	4,078

Financial Services 5.8%
Ally Financial, Inc., 8.00%, 11/01/2031	2,000	2,218
CHS/Community Health Systems, Inc., 6.88%, 04/15/2029 (d)	2,857	2,747
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (d)	1,200	1,287
Ford Motor Credit Co., LLC, 6.80%, 05/12/2028	2,500	2,575
Ford Motor Credit Co., LLC, 6.95%, 06/10/2026	1,000	1,002
Ford Motor Credit Co., LLC, 7.35%, 11/04/2027	1,465	1,512
GGAM Finance, Ltd., (Cayman Islands), 8.00%, 02/15/2027 (d)	3,000	3,028
Shift4 Payments, LLC, 6.75%, 08/15/2032 (d)	2,000	1,962
Summit Midstream Holdings, LLC, 8.63%, 10/31/2029 (d)	2,200	2,262
		18,593
Insurance 2.0%
Acrisure, LLC, 7.50%, 11/06/2030 (d)	1,081	1,083
Alliant Holdings Intermediate, LLC, 6.75%, 04/15/2028 (d)	2,500	2,513
Howden U.K. Refinance PLC, (Great Britain), 7.25%, 02/15/2031 (d)	1,400	1,406
Howden U.K. Refinance PLC, (Great Britain), 8.13%, 02/15/2032 (d)	1,500	1,405
		6,407
Materials 3.2%
First Quantum Minerals, Ltd., (Canada), 7.25%, 02/15/2034 (d)	2,000	2,036
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/2026 (d)	1,703	1,384
Novelis Corp., 6.38%, 08/15/2033 (d)	2,471	2,423
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (d)	2,750	2,787
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (d)	1,500	1,460
		10,090
Pharmaceuticals, Biotechnology and Life Sciences 1.1%
1261229 BC, Ltd., (Canada), 10.00%, 04/15/2032 (d)	1,500	1,534
IQVIA, Inc., 6.25%, 06/01/2032 (d)	2,000	2,031
		3,565
Software and Services 3.8%
Beacon Roofing Supply, Inc., 6.75%, 04/30/2032 (d)	2,250	2,288
Leidos, Inc., 7.13%, 07/01/2032	2,500	2,740
Open Text Corp., (Canada), 6.90%, 12/01/2027 (d)	4,500	4,618
SS&C Technologies, Inc., 6.50%, 06/01/2032 (d)	2,500	2,498
		12,144

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (Continued)
Sports, Media and Entertainment 5.5%
Belo Corp., 7.25%, 09/15/2027	$3,250	$3,344
CCO Holdings, LLC, 7.00%, 02/01/2033 (d)	1,000	999
CCO Holdings, LLC, 7.38%, 03/01/2031 (d)	1,200	1,219
Charter Communications Operating, LLC, 6.10%, 06/01/2029	1,650	1,709
Charter Communications Operating, LLC, 6.55%, 06/01/2034	1,650	1,714
Fox Corp., 6.50%, 10/13/2033	3,000	3,221
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	3,250	3,254
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	2,000	2,028
		17,488
Technology Hardware and Equipment 2.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (d)	3,250	3,362
Dell International, LLC, 6.10%, 07/15/2027	1,500	1,528
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (d)	2,250	2,339
Insight Enterprises, Inc., 6.63%, 05/15/2032 (d)	1,500	1,448
		8,677
Telecommunication Services 1.7%
Altice France SA, (France), 9.50%, 11/01/2029 (d)	2,474	2,500
Holdco II S.A.S, (France), 7.00%, 10/15/2028 (d)	1,000	1,006
Level 3 Financing, Inc., 7.00%, 03/31/2034 (d)	2,000	2,045
		5,551
Transportation 0.8%
XPO, Inc., 6.25%, 06/01/2028 (d)	2,500	2,530

Utilities 3.5%
CQP Holdco, LP, 7.50%, 12/15/2033 (d)	1,750	1,836
NRG Energy, Inc., 6.25%, 11/01/2034 (d)	2,000	2,014
Venture Global Plaquemines LNG, LLC, 6.50%, 01/15/2034 (d)	750	781
Venture Global Plaquemines LNG, LLC, 7.50%, 05/01/2033 (d)	1,500	1,649
Venture Global Plaquemines LNG, LLC, 7.75%, 05/01/2035 (d)	1,500	1,681
Vistra Operations Co, LLC, 7.75%, 10/15/2031 (d)	3,000	3,142
		11,103
Total Corporate Bonds (Cost: $180,847)		182,570

Collateralized Loan Obligations 43.8% (d)(f)
Collateralized Loan Obligations - Debt 27.6% (b)(c)
Investment Funds and Vehicles 27.6%
AIMCO CLO 14, Ltd., (Cayman Islands), 3M LIBOR + 4.80%, 8.47%, 10/20/2038	750	740
AIMCO CLO 28, Ltd., (Cayman Islands), 3M SOFR + 4.60%, 8.35%, 01/16/2039	750	732
AIMCO CLO, Ltd. 2015-A, (Cayman Islands), 3M LIBOR + 4.60%, 8.27%, 10/17/2038	500	488
Anchorage Capital Clo 34, Ltd., (Cayman Islands), 3M SOFR + 5.90%, 9.57%, 01/15/2039	1,000	979
Anchorage Capital CLO 36, Ltd., (Cayman Islands), 3M SOFR + 6.59%, 04/15/2039 (g)	385	386
Anchorage Capital CLO 6, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 9.82%, 07/22/2038	325	324
Atrium XIV, LLC, (Cayman Islands), 3M LIBOR + 6.50%, 10.17%, 10/16/2037	2,800	2,253
Atrium XV, (Cayman Islands), 3M LIBOR + 6.50%, 10.17%, 07/16/2037	688	600
Bain Capital Credit CLO, Ltd. 2021-5, (Cayman Islands), 3M LIBOR + 6.76%, 10.62%, 10/23/2034	2,000	1,621
Ballyrock CLO 26, Ltd., (Cayman Islands), 3M LIBOR + 6.10%, 9.77%, 07/25/2037	950	932
Benefit Street Partners CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 9.82%, 10/20/2037	2,750	2,712
Benefit Street Partners CLO XLV Ltd., (Cayman Islands), 3M SOFR + 4.70%, 8.37%, 01/20/2039	1,000	974
Benefit Street Partners CLO XXI Ltd., (Cayman Islands), 3M SOFR + 4.95%, 8.62%, 01/15/2039	260	256
Benefit Street Partners CLO XXXV, Ltd., (Jersey), 3M LIBOR + 6.10%, 9.77%, 04/25/2037	750	736
Brookhaven Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.17%, 04/19/2037	500	447
Captree Park CLO, Ltd., (Jersey), 3M LIBOR + 6.00%, 9.67%, 07/20/2037	1,275	1,214

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
Carlyle US CLO 2021 11A, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.17%, 07/25/2037	$500	$464
Carlyle US CLO 2022-5, Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 10.77%, 10/15/2037	2,095	2,050
Carlyle US CLO 2024-1, Ltd., (Cayman Islands), 3M LIBOR + 6.92%, 10.59%, 04/15/2037	548	548
Carlyle US CLO 2024-2, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 10.52%, 04/25/2037	1,000	984
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.07%, 07/25/2036	1,600	1,571
Carlyle US CLO 2025-4, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 8.96%, 10/25/2037	800	782
Carlyle US CLO 2025-5, Ltd., (Cayman Islands), 3M SOFR + 4.95%, 8.60%, 01/15/2039	735	719
CIFC Funding 2021-III, Ltd., (Cayman Islands), 3M SOFR + 4.85%, 8.52%, 10/15/2038	500	489
CIFC Funding 2022, Ltd., (Cayman Islands), 3M SOFR + 6.54%, 10.20%, 03/16/2038	525	526
CIFC Funding 2025-VIII, Ltd., (Cayman Islands), 3M SOFR + 4.75%, 8.42%, 01/24/2039	1,350	1,318
CIFC Funding, Ltd. 2019-VII, (Cayman Islands), 3M LIBOR + 4.90%, 8.57%, 10/19/2038	1,000	987
CIFC Funding, Ltd. 2021-1A, (Cayman Islands), 3M LIBOR + 6.00%, 9.67%, 07/25/2037	1,150	1,127
CIFC Funding, Ltd. 2021-VI, (Cayman Islands), 3M LIBOR + 6.51%, 10.18%, 10/15/2034	2,000	1,876
CIFC Funding, Ltd. 2021-VII, (Cayman Islands), 3M LIBOR + 4.90%, 8.57%, 01/23/2035	2,516	2,383
CIFC Funding, Ltd. 2022-IV, (Cayman Islands), 3M LIBOR + 5.25%, 8.92%, 07/16/2035	1,000	946
CIFC Funding, Ltd. 2023-I, (Cayman Islands), 3M LIBOR + 4.70%, 8.37%, 10/15/2038	950	932
CIFC Funding, Ltd. 2025-V, (Cayman Islands), 3M LIBOR + 4.90%, 8.90%, 10/15/2038	525	513
Dryden 104 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.40%, 11.06%, 08/20/2034	2,878	2,735
Dryden 115 CLO, Ltd., (Jersey), 3M LIBOR + 7.10%, 10.77%, 04/18/2037	1,000	983
Elmwood CLO 28, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 9.67%, 04/17/2037	500	491
Elmwood CLO 44, Ltd., (Cayman Islands), 3M LIBOR + 4.70%, 8.37%, 10/20/2038	700	690
Elmwood CLO 46, Ltd., (Cayman Islands), 3M SOFR + 5.00%, 8.68%, 01/17/2039	870	858
Elmwood CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 9.82%, 04/18/2037	1,369	1,282
Elmwood CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 9.92%, 04/20/2037	500	467
Flatiron CLO 21, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 9.57%, 10/19/2037	250	232
Generate CLO 12, Ltd., (Cayman Islands), 3M LIBOR + 0.00%, 7.91%, 07/20/2038	250	247
Generate CLO 16, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 9.82%, 07/20/2037	250	242
Goldentree Loan Management U.S CLO 9, Ltd., (Cayman Islands), 3M SOFR + 5.90%, 04/20/2037 (g)	650	652
Goldentree Loan Management U.S CLO 9, Ltd., (Cayman Islands), 3M SOFR + 6.30%, 9.97%, 04/20/2037	650	650
Golub Capital Partners CLO 60B, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 9.67%, 10/25/2034	950	899
Invesco CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 10.08%, 07/15/2034	1,000	832
KKR CLO 46, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 10.67%, 10/20/2037	250	243
KKR CLO 58, Ltd., (Cayman Islands), 3M LIBOR + 5.30%, 9.28%, 10/15/2038	400	396
KKR CLO 59, Ltd., (Cayman Islands), 3M SOFR + 5.35%, 9.03%, 01/15/2039	1,200	1,179
Madison Park Funding LIX, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.07%, 04/18/2037	1,350	1,168
Madison Park Funding LVII, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 10.37%, 07/27/2034	1,185	1,016
Madison Park Funding LXIII, Ltd., (Cayman Islands), 3M SOFR + 6.00%, 9.67%, 07/21/2038	1,500	1,381
Madison Park Funding LXIX Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 9.92%, 07/25/2037	1,000	929
Madison Park Funding LXXIII, Ltd., (Cayman Islands), 3M LIBOR + 4.95%, 8.91%, 10/17/2038	1,300	1,271
Madison Park Funding LXXV, Ltd., (Cayman Islands), 3M SOFR + 5.10%, 8.76%, 01/17/2039	870	850
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.03%, 11.70%, 10/22/2030	2,576	2,084
Madison Park Funding XXXI, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.26%, 07/23/2037	775	688
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.07%, 07/22/2037	3,000	2,607
Madison Park Funding XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.17%, 10/16/2037	850	741
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 10.27%, 04/15/2037	500	408
Magnetite CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.75%, 8.42%, 10/20/2038	1,000	989
Magnetite LI, Ltd., (Cayman Islands), 3M SOFR + 4.60%, 8.49%, 10/25/2038	800	789
Magnetite XXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.07%, 04/15/2035	2,750	2,605
Magnetite XXIX, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 9.67%, 07/15/2037	250	249
Magnetite XXXVII, Ltd., (Cayman Islands), 3M SOFR + 4.70%, 8.37%, 10/25/2038	600	590
Milford Park CLO, Ltd., (Jersey), 3M LIBOR + 0.00%, 7.83%, 01/20/2038	1,500	1,434
OCP CLO 2021-21, Ltd., (Cayman Islands), 3M LIBOR + 0.00%, 7.82%, 01/20/2038	1,700	1,672
OCP CLO 2023-27, Ltd., (Cayman Islands), 3M LIBOR + 4.95%, 8.62%, 07/15/2038	700	685
Octagon Investment Partners 49, Ltd., (Cayman Islands), 3M LIBOR + 7.33%, 11.00%, 04/15/2037	1,000	921
OHA Credit Funding 10-R, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 8.52%, 07/18/2038	850	821
OHA Credit Funding 16-R, Ltd., (Cayman Islands), 3M SOFR + 4.60%, 8.27%, 10/20/2038	950	928
OHA Credit Partners XIII, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 9.42%, 10/21/2037	610	598

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
OHA Loan Funding 2013-1, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 9.57%, 04/23/2037	$1,500	$1,472
RR 18, Ltd., (Cayman Islands), 3M SOFR + 4.90%, 8.57%, 07/15/2040	450	443
RR 2025-41, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 8.81%, 10/15/2040	1,600	1,581
RR 28, Ltd., (Cayman Islands), 3M SOFR + 6.10%, 9.78%, 04/15/2041	1,000	990
RR 42, Ltd., (Cayman Islands), 3M SOFR + 5.10%, 8.77%, 10/15/2040	2,300	2,222
Serenity-Peace Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 8.82%, 10/24/2038	850	831
Sixth Street CLO 31, Ltd., (Cayman Islands), 3M SOFR + 4.70%, 8.37%, 01/17/2039	1,000	973
Sixth Street CLO 32, Ltd., (Cayman Islands), 3M SOFR + 6.00%, 04/21/2039 (g)	1,000	1,005
Sixth Street CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 8.67%, 07/17/2038	1,000	975
Trimaran Cavu 2021-1, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 10.67%, 07/23/2037	625	581
Trimaran CAVU 2025-3, Ltd., (Cayman Islands), 3M SOFR + 5.75%, 9.32%, 01/22/2039	1,000	983
Voya CLO 2020-3, Ltd., (Cayman Islands), 3M SOFR + 5.10%, 8.77%, 01/20/2038	300	291
Voya CLO 2021-2, Ltd., (Cayman Islands), 3M LIBOR + 0.00%, 7.95%, 04/20/2038	1,900	1,881
Voya CLO 2022-3, Ltd., 3M SOFR + 4.75%, 8.42%, 10/20/2036	1,100	1,055
Voya CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.05%, 9.72%, 07/20/2037	350	350
Wehle Park CLO, Ltd. 2022-1, (Jersey), 3M LIBOR + 5.40%, 9.07%, 10/21/2038	750	683
		88,427
Collateralized Loan Obligations - Equity 16.2%
Investment Funds and Vehicles 16.2%
AIMCO CLO 23, Ltd., (Cayman Islands), 16.70%, 04/20/2038	1,860	1,423
AIMCO CLO XI, Ltd., (Cayman Islands), 11.20%, 10/17/2034	2,180	1,436
AIMCO CLO XVI, Ltd., (Cayman Islands), 10.57%, 07/17/2037	1,208	656
AIMCO CLO XX, Ltd., (Cayman Islands), 16.44%, 10/16/2038	1,633	1,299
AIMCO CLO XXII, Ltd., (Jersey), 10.26%, 04/19/2037	410	282
Allegro CLO V, Ltd., (Cayman Islands), 10/16/2030	2,000	—
Atrium XIV, LLC, (Cayman Islands), 10.88%, 10/16/2037	6,744	2,088
Bain Capital Credit CLO 2024-2, Ltd., (Jersey), 8.41%, 07/15/2037	960	464
Bain Capital Credit CLO, Ltd. 2022-1, (Cayman Islands), 26.03%, 10/18/2038	4,001	953
Benefit Street Partners Clo XXXVII, Ltd., (Cayman Islands), 13.31%, 01/25/2038	1,950	1,464
Blueberry Park CLO, Ltd., (Jersey), 10/20/2037	1,840	99
Blueberry Park CLO, Ltd., (Jersey), 10.63%, 10/20/2037	1,840	949
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 10/15/2030	3,223	5
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 11.52%, 07/25/2036	2,250	1,192
Carlyle US CLO 2024-5, Ltd., (Cayman Islands), 11.40%, 10/25/2036	1,580	940
CIFC Funding 2024-III, Ltd., (Cayman Islands), 8.74%, 07/21/2037	400	248
CIFC Funding 2024-IV, Ltd., (Cayman Islands), 11.33%, 10/16/2037	1,830	1,253
CIFC Funding, Ltd. 2020-3A, (Cayman Islands), 14.02%, 10/20/2038	2,706	1,436
CIFC Funding, Ltd. 2021-5A, (Cayman Islands), 10.59%, 01/15/2038	2,986	1,494
Credit Partners XI Ltd., (Cayman Islands), 7.88%, 04/20/2037	400	172
Diameter Capital CLO 3, Ltd., (Cayman Islands), 20.88%, 04/15/2122	250	169
Diameter Capital CLO 9, Ltd., (Cayman Islands), 21.09%, 04/20/2038	250	187
Dryden 98 CLO, Ltd., (Cayman Islands), 24.77%, 04/20/2035	1,100	311
Elmwood CLO 26, Ltd., (Cayman Islands), 8.96%, 04/18/2037 (g)	541	269
Elmwood CLO 32, Ltd., (Cayman Islands), 11.17%, 10/18/2037	1,770	973
Elmwood CLO 35, Ltd., (Cayman Islands), 10.95%, 10/18/2037	1,020	671
Elmwood CLO XI, Ltd., (Cayman Islands), 17.44%, 10/20/2034	1,280	733
Generate CLO 18, Ltd., (Cayman Islands), 13.84%, 01/20/2038	4,190	2,326
Invesco CLO 2021-3, Ltd., (Cayman Islands), 10/22/2034	113	25
Invesco CLO 2021-3, Ltd., (Cayman Islands), 8.84%, 10/22/2034	1,130	209
KKR CLO 50 Ltd, (Cayman Islands), 6.14%, 04/20/2037	1,151	449
LCM XV, LP, (Cayman Islands), 07/20/2030	5,875	111
Madison Park Funding LIII, Ltd., (Cayman Islands), 44.75%, 04/21/2035	2,268	436
Madison Park Funding LIX, Ltd., (Cayman Islands), 11.89%, 04/18/2037	2,762	813
Madison Park Funding LXVI, Ltd., (Cayman Islands), 12.41%, 10/21/2037	560	327
Madison Park Funding LXVII, Ltd., (Cayman Islands), 8.88%, 04/25/2037	250	119
Madison Park Funding LXXI, Ltd., (Cayman Islands), 16.64%, 04/23/2038	630	382
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000	1

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
Madison Park Funding XXII, Ltd., (Cayman Islands), 12.87%, 01/15/2033	$6,193	$1,947
Madison Park Funding XXX, Ltd., (Cayman Islands), 9.03%, 07/16/2027	2,715	818
Madison Park Funding XXXI, Ltd., (Cayman Islands), 8.71%, 07/23/2037	2,000	510
Madison Park Funding XXXII, Ltd., (Cayman Islands), 12.43%, 01/22/2048	2,472	680
Madison Park Funding, Ltd., (Cayman Islands), 10.97%, 07/21/2038	1,589	814
Magnetite XLIV, Ltd., 12.52%, 10/15/2037	2,400	1,617
Magnetite XXVIII, Ltd., (Cayman Islands), 12.39%, 01/20/2035	2,803	1,494
Magnetite XXXVIII, Ltd., 8.20%, 04/15/2037	250	149
Oaktree CLO, Ltd. 2015-1, (Cayman Islands), 10/20/2027	4,000	75
OCP CLO 2024-34, Ltd., 10.47%, 10/15/2037	450	262
OHA Credit Funding 1, Ltd., (Cayman Islands), 8.32%, 04/20/2037	5,700	3,602
OHA Credit Partners VII, Ltd., (Cayman Islands), 18.78%, 02/20/2038	2,672	1,122
OHA Credit Partners XIV, Ltd., (Cayman Islands), 12.36%, 07/21/2037	753	435
OHA Credit Partners XVI, (Cayman Islands), 13.47%, 10/18/2034	1,675	961
OHA Credit Partners XVII, Ltd., (Cayman Islands), 11.31%, 01/18/2038	610	417
OHA Loan Funding, Ltd. 2016-1, (Cayman Islands), 16.70%, 07/20/2037	3,613	1,665
RR 19, Ltd., (Cayman Islands), 15.90%, 10/15/2121	2,471	1,645
RR 38, Ltd., (Cayman Islands), 12.09%, 04/15/2040	470	325
RRX 7, Ltd. 2022-7, (Cayman Islands), 14.50%, 07/15/2122	7,252	4,415
Signal Peak CLO XI, Ltd., (Cayman Islands), 15.61%, 07/18/2037	1,750	1,237
Voya CLO 2024-1, Ltd., (Cayman Islands), 11.40%, 04/15/2037	2,142	1,407
		51,961
Total Collateralized Loan Obligations (Cost: $169,691)		140,388
Total Investments - 164.9%
(Cost: $557,806)		$528,217
Liabilities in Excess of Other Assets - (64.9%)		(207,972)
Net Assets - 100.0%		$320,245

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.
(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), the London Interbank Offered Rate (“LIBOR”), Euro InterBank Offered Rate (“EURIBOR”), the U.S. Prime Rate (“PRIME”), or an alternate base rate (commonly based on the Federal Funds Rate or the Prime Rate), at the borrower’s option, which reset annually, semi-annually, quarterly, bi-monthly, monthly or daily. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. For each such loan, Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) has provided the interest rate in effect on the date presented.
(c)	Variable rate coupon rate shown as of March 31, 2026.
(d)	Senior Loans, Collateralized Loan Obligations and Corporate Bonds exempt from registration under Rule 144A, which as of March 31, 2026 represented 153.5% of the Fund’s net assets or 93.1% of the Fund’s total assets, are subject to legal restrictions on sales.
(e)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.
(f)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Schedule of Investments).
(g)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(h)	As of March 31, 2026, the Fund had entered into the following commitment to fund a revolving senior secured loan. Such commitment is subject to the satisfaction of certain conditions set forth in the documents governing this loan and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving loan commitments.

	Total revolving and delayed	Less: drawn	Total undrawn
Company	draw loan commitments	commitments	commitments
Databricks, Inc.	$993	$—	$993
Kaman Corp.	215	(42)	173
Pinnacle Buyer, LLC	323	—	323
Pye-Barker Fire and Safety, LLC	260	—	260
Total	$1,791	$(42)	$1,749

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

As of March 31, 2026, the aggregate cost of securities for Federal income tax purposes was $557,801. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$3,607
Gross unrealized depreciation	(33,191)
Net unrealized depreciation	$(29,584)

Currencies:

£	British Pounds
€	Euro Currency
$	U.S. Dollars

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO Collateralized Loan Obligation

CMT Constant Maturity Treasury

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) (“ARDC” or the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser (as defined below) will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 45% of its Managed Assets (as defined below) in CLOs and other asset-backed securities, or (ii) 15% of its Managed Assets in subordinated (or residual) tranches of CLO securities. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

The Fund is externally managed by Ares Capital Management II LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 on June 9, 2011 and serves as the investment adviser to the Fund. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management Corporation, provides certain administrative and other services necessary for the Fund to operate.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”) and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s board of directors (the “Board”) designated the Adviser as the valuation designee (the “Valuation Designee”) to perform the fair value determinations for investments held by the Fund without readily available market quotations, subject to the oversight of the Board. All investments are recorded at their fair value. See Note 3 for more information on the Fund’s valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans and corporate bonds are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan or corporate bond is placed on non-accrual status. Interest payments received on non-accrual loans and corporate bonds may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans and corporate bonds are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund’s judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan or corporate bond has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Equity investments in CLOs recognize interest income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, in accordance with ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the “net realized and unrealized gain (loss) on investments” in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences may be material.

(3) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and a better understanding of the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares”, and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate bonds: The fair value of Senior Loans and Corporate Bonds is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Valuation Designee will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common stock and warrants: The fair value of common stock and warrants are estimated using either broker quotes or an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

The following table is a summary of inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total
Senior Loans	—	183,759	21,500	205,259
Corporate Bonds	—	182,570	—	182,570
Collateralized Loan Obligations	—	—	140,388	140,388
Total Investments	—	366,329	161,888	528,217

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2026:

	Senior Loans	Collateralized Loan
	($)	Obligations ($)	Total ($)
Balance as of December 31, 2025	7,808	162,548	170,356
Purchases	13,222	6,694	19,916
Sales and principal redemptions	(5,167)	(12,701)	(17,868)
Net realized and unrealized losses	(70)	(16,341)	(16,411)
Accrued discounts	2	188	190
Transfers into Level 3	8,183	—	8,183
Transfers out Level 3	(2,478)	—	(2,478)
Balance as of December 31, 2025	21,500	140,388	161,888
Net change in unrealized gains/(losses) from investments held at March 31, 2026	(91)	(16,303)	(16,394)

Investments that were transferred into and out of Level 3 during the three months ended March 31, 2026 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of March 31, 2026. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Valuation Designee’s determination of fair values.

			Unobservable Input
Type	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(a)
Senior Loans	16,993	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Senior Loans	4,507	Yield Analysis	Market Yield	8.18%	8.18%
Collateralized Loan Obligations	140,388	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Total Level 3 Investments	161,888

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Fund’s investments.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2026 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.